T. ROWE PRICE Retirement Balanced Fund
February 28, 2026 Unaudited

Portfolio of Investments
(1)
(1)
$ Value
5/31/25
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
2/28/26
(Cost and value in $000s)
BOND FUNDS 57.0%
T. Rowe Price Funds:
Limited Duration Inflation Focused
Bond Fund  431,530 66,011 42,604 96,354,034 452,864
New Income Fund  334,879 50,748 35,971 44,637,611 362,011
International Bond Fund (USD
Hedged)  130,189 13,949 13,749 15,378,890 132,720
Dynamic Global Bond Fund  78,095 9,728 9,230 10,299,614 77,144
Emerging Markets Bond Fund  70,310 8,080 9,177 7,655,511 76,479
High Yield Fund  61,646 4,579 5,839 10,228,059 61,061
U.S. Treasury Long-Term Index
Fund  57,746 2,925 15,718 7,025,470 52,059
Dynamic Credit Fund  30,090 5,372 3,288 3,661,469 32,184
Floating Rate Fund  20,627 1,560 1,980 2,189,597 19,816
Total Bond Funds (Cost $1,328,811) 1,266,338
EQUITY FUNDS 40.2%
T. Rowe Price Funds:
Value Fund  121,931 9,587 10,922 2,586,801 136,609
Growth Stock Fund  116,109 23,838 12,891 1,166,095 120,749
Hedged Equity Fund  86,550 7,061 8,200 6,691,593 89,065
International Value Equity Fund  70,750 3,823 12,061 2,796,120 74,433
U.S. Large-Cap Core Fund  82,007 7,707 19,532 1,611,890 71,761
Overseas Stock Fund  61,767 3,041 7,692 3,786,870 67,406
Equity Index 500 Fund  61,226 15,569 14,052 376,748 67,370
Real Assets Fund  57,191 3,640 16,126 2,924,790 61,391
International Stock Fund  53,790 6,203 5,033 2,485,521 56,024
Emerging Markets Discovery Stock
Fund  22,600 1,766 4,656 1,330,686 27,758
Mid-Cap Value Fund  26,514 2,069 5,351 758,328 27,027
Mid-Cap Growth Fund  28,525 2,198 5,609 250,870 25,396
Emerging Markets Stock Fund  20,444 851 3,208 502,270 25,385
New Horizons Fund (3) 11,886 4,711 2,114 268,715 15,352
Small-Cap Value Fund  15,881 1,908 3,683 269,582 15,016
Small-Cap Stock Fund  13,151 1,287 1,873 220,752 13,748
Total Equity Funds (Cost $522,237) 894,490

T. ROWE PRICE Retirement Balanced Fund

$ Value
5/31/25
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
2/28/26
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.8%
Money Market Funds  2.8%
T. Rowe Price U.S. Treasury
Money Fund, 3.76% (4) 81,149 63,996 83,761 61,384,460 61,384
Total Short-Term Investments (Cost $61,384) 61,384
Total Investments in Securities 100.0%
(Cost $1,912,432) $ 2,222,212
Other Assets Less Liabilities (0.0)% (869)
Net Assets 100.0% $ 2,221,343
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Purchase cost and Sales cost for affiliates not held at period end totaled
$21,224 and $21,374, respectively.
(3) Non-income producing
(4) Seven-day yield

T. ROWE PRICE Retirement Balanced Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2026. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ (23) $ 10 $ 1,675
Dynamic Global Bond Fund  (588) (1,449) 2,556
Emerging Markets Bond Fund  (755) 7,266 3,663
Emerging Markets Discovery Stock Fund  673 8,048 1,324
Emerging Markets Stock Fund  815 7,298 450
Equity Index 500 Fund  4,824 4,627 589
Floating Rate Fund  (23) (391) 1,162
Growth Stock Fund  17,431 (6,307) 137
Hedged Equity Fund  5,599 3,654 1,224
High Yield Fund  (155) 675 3,424
International Bond Fund (USD Hedged)  (1,111) 2,331 3,979
International Stock Fund  5,018 1,064 1,615
International Value Equity Fund  7,019 11,921 2,421
Limited Duration Inflation Focused Bond Fund  (1,290) (2,073) 18,955
Mid-Cap Growth Fund  2,248 282 189
Mid-Cap Value Fund  1,238 3,795 562
New Horizons Fund  1,505 869 —
New Income Fund  (2,896) 12,355 12,593
Overseas Stock Fund  3,340 10,290 1,858
Real Assets Fund  3,797 16,686 2,255
Small-Cap Stock Fund  1,541 1,183 103
Small-Cap Value Fund  2,389 910 229
U.S. Large-Cap Core Fund  8,967 1,579 853
U.S. Treasury Long-Term Index Fund  (4,174) 7,106 1,713
Value Fund  4,919 16,013 1,981
U.S. Treasury Money Fund, 3.76% — — 2,465
Affiliates not held at period end (14) (2) 22
Totals $ 60,294# $ 107,740 $ 67,997+

T. ROWE PRICE Retirement Balanced Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $39,381 of the net realized gain (loss).
+ Investment income comprised $67,997 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement Balanced Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Retirement Balanced
Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement Balanced Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On February 28, 2026 , all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F145-054Q3 02/26